Depreciation, Amortization And Asset Removal Costs (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2019	2018
Depreciation of property, plant and equipment	671	654
Amortization of intangible assets	81	71
Amortization of regulatory assets	25	22
Depreciation and amortization	777	747
Asset removal costs	101	90
	878	837